Stock-Based Compensation - Summary of Stock Option Activity (Details) - 2008 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares , Beginning balance	35,276,812
Number of shares, Exercised	(1,921,941)
Number of shares, Ending balance	33,354,871	35,276,812
Number of shares, Exercisable	33,354,871
Weighted average exercise price per share, Beginning balance	$ 0.02
Weighted-average exercise price per share, Exercised	0.02
Weighted average exercise price per share, Ending balance	0.02	$ 0.02
Weighted-average exercise price per share, Exercisable	$ 0.02
Weighted-average remaining contractual term, Outstanding	3 years 2 months 12 days	4 years 2 months 12 days
Weighted-average remaining contractual life, Exercisable	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding	$ 131,370	$ 79,915
Aggregate intrinsic value, Exercisable	$ 131,370